UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer
601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1: Schedule of investments

John Hancock
MUTUAL FUNDS

John Hancock

U.S. Global Leaders Growth Fund

Semiannual Report

4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
	1-year	5-year	10-year	Since inception[2]	6-months	1-year	5-year	10-year	Since inception[2]

Class A	28.65	1.27	0.94	—	9.62	28.65	6.54	9.78	—
Class B	29.38	1.17	—	0.80	10.00	29.38	6.00	—	6.50
Class C	33.38	1.55	—	0.80	13.95	33.38	8.00	—	6.50
Class I1	36.01	2.78	—	1.99	15.68	36.01	14.72	—	16.99

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2011. The net expenses are as follows: Class A — 1.30%, Class B — 2.05%, Class C — 2.05% and Class I — 0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.73%, Class B — 2.48%, Class C — 2.48% and Class I — 0.93%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses may increase and results may have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From May 20, 2002.

6	U.S. Global Leaders Growth Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock U.S. Global Leaders Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2

Class B2	5-20-02	$10,650	$10,650	$12,704	$12,617

Class C2	5-20-02	10,650	10,650	12,704	12,617

Class I3	5-20-02	11,699	11,699	12,704	12,617

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2010. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index — Index 2 — is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I shares prospectus.

Semiannual report | U.S. Global Leaders Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,154.00	$6.94

Class B	1,000.00	1,150.00	10.93

Class C	1,000.00	1,149.50	10.93

Class I	1,000.00	1,156.80	4.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Global Leaders Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,018.30	$6.51

Class B	1,000.00	1,014.60	10.24

Class C	1,000.00	1,014.60	10.24

Class I	1,000.00	1,020.60	4.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.05%, 2.05% and 0.85% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | U.S. Global Leaders Growth Fund	9

Portfolio summary

Top 10 Holdings[1]

Visa, Inc., Class A	4.8%	National Oilwell Varco, Inc.	4.1%

Staples, Inc.	4.5%	Microsoft Corp.	4.1%

Fastenal Company	4.5%	Zimmer Holdings, Inc.	4.1%

Lowe’s Companies, Inc.	4.3%	Oracle Corp.	4.0%

Apple, Inc.	4.2%	Starbucks Corp.	3.9%

Sector Composition[2,3]

Information Technology	32%	Consumer Staples	7%

Health Care	18%	Financials	7%

Consumer Discretionary	16%	Materials	5%

Energy	7%	Short-Term Investments & Other	1%

Industrials	7%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	U.S. Global Leaders Growth Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 98.71%		$571,779,831

(Cost $424,391,203)

Consumer Discretionary 15.53%		89,966,754

Hotels, Restaurants & Leisure 3.85%

Starbucks Corp.	859,740	22,336,046

Internet & Catalog Retail 2.93%

Amazon.com, Inc. (I)	123,790	16,966,657

Specialty Retail 8.75%

Lowe’s Companies, Inc.	910,600	24,695,472

Staples, Inc.	1,103,637	25,968,579

Consumer Staples 6.59%		38,178,997

Beverages 6.59%

PepsiCo, Inc.	251,100	16,376,742

The Coca-Cola Company	407,900	21,802,255

Energy 7.48%		43,303,275

Energy Equipment & Services 7.48%

National Oilwell Varco, Inc.	543,750	23,941,313

Schlumberger, Ltd.	271,100	19,361,962

Financials 6.57%		38,081,949

Capital Markets 3.62%

State Street Corp.	482,950	21,008,325

Consumer Finance 2.95%

American Express Company	370,200	17,073,624

Health Care 17.90%		103,654,806

Health Care Equipment & Supplies 7.53%

Intuitive Surgical, Inc. (I)	25,570	9,219,519

Medtronic, Inc.	250,526	10,945,481

Zimmer Holdings, Inc. (I)	385,200	23,462,532

Health Care Technology 2.84%

Cerner Corp. (I)(L)	193,700	16,447,067

Pharmaceuticals 7.53%

Johnson & Johnson	346,300	22,267,090

Teva Pharmaceutical Industries, Ltd., SADR (L)	362,900	21,313,117

Industrials 7.45%		43,175,777

Air Freight & Logistics 2.99%

FedEx Corp.	192,830	17,356,628

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	11

			Shares	Value
Trading Companies & Distributors 4.46%

Fastenal Company (L)			472,100	$25,819,149

Information Technology 32.12%				186,075,321

Communications Equipment 4.61%

Juniper Networks, Inc. (I)			395,240	11,228,768

QUALCOMM, Inc.			399,700	15,484,378

Computers & Peripherals 4.15%

Apple, Inc. (I)			92,100	24,049,152

Internet Software & Services 5.58%

eBay, Inc. (I)			482,300	11,483,563

Google, Inc., Class A (I)			39,620	20,817,933

IT Services 7.64%

Automatic Data Processing, Inc.			377,950	16,387,912

Visa, Inc., Class A (L)			308,800	27,863,024

Software 10.14%

Microsoft Corp.			782,550	23,899,077

Oracle Corp.			895,300	23,134,552

Red Hat, Inc. (I)			392,600	11,726,962

Materials 5.07%				29,342,952

Chemicals 5.07%

Ecolab, Inc.			384,400	18,774,096

Monsanto Company			167,600	10,568,856

Short-Term Investments 13.89%				$80,457,963

(Cost $80,463,929)

		Maturity
	Yield*	date	Par value	Value
Short-Term Securities 0.31%				1,799,994
Federal Home Loan Bank Discount Note	0.060%	05-03-10	$1,800,000	1,799,994

			Shares	Value
Securities Lending Collateral 13.58%				78,657,969
John Hancock Collateral Investment Trust (W)	0.2377% (Y)		7,859,431	78,657,969

Total investments (Cost $504,855,132)† 112.60%				$652,237,794

Other assets and liabilities, net (12.60%)				($72,975,160)

Total net assets 100.00%				$579,262,634

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

12	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of April 30, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $520,545,473. Net unrealized appreciation aggregated $131,692,321, of which $150,810,840 related to appreciated investment securities and $19,118,519 related to depreciated investment securities.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $426,191,197) including
$75,158,753 of securities loaned (Note 2)	$573,579,825
Investments in affiliated issuers, at value (Cost $78,663,935) (Note 2)	78,657,969

Total investments, at value (Cost $504,855,132)	652,237,794
Cash	29,561
Receivable for fund shares sold	7,139,498
Dividends and interest receivable	195,431
Receivable for securities lending income	7,878
Other assets	118,853

Total assets	659,729,015

Liabilities

Payable for fund shares repurchased	766,865
Payable upon return of securities loaned (Note 2)	78,624,025
Payable to affiliates
Accounting and legal services fees	10,177
Transfer agent fees	588,502
Distribution and service fees	174,993
Trustees’ fees	53,417
Management fees	98,968
Other liabilities and accrued expenses	149,434

Total liabilities	80,466,381

Net assets

Capital paid-in	$499,983,484
Accumulated net investment loss	(708,656)
Accumulated net realized loss on investments	(67,394,856)
Net unrealized appreciation (depreciation) on investments	147,382,662

Net assets	$579,262,634

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($429,027,506 ÷ 15,574,493 shares)	$27.55
Class B ($48,286,939 ÷ 1,857,999 shares)[1]	$25.99
Class C ($65,859,830 ÷ 2,533,850 shares)[1]	$25.99
Class I ($36,088,359 ÷ 1,274,062 shares)	$28.33

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$29.00

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,143,406
Securities lending	63,132
Interest	2,115
Less foreign taxes withheld	(18,507)

Total investment income	4,190,146

Expenses

Investment management fees (Note 4)	2,335,394
Distribution and service fees (Note 4)	1,166,777
Accounting and legal services fees (Note 4)	77,349
Transfer agent fees (Note 4)	1,558,622
Trustees’ fees (Note 4)	28,787
State registration fees	43,173
Printing and postage fees	66,466
Professional fees	40,990
Custodian fees	33,881
Registration and filing fees	9,478
Other	24,760

Total expenses	5,385,677
Less expense reductions (Note 4)	(977,547)

Net expenses	4,408,130

Net investment loss	(217,984)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	31,431,230
Investments in affiliated issuers	20,396
31,451,626
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	57,003,233
Investments in affiliated issuers	(35,207)
56,968,026
Net realized and unrealized gain	88,419,652

Increase in net assets from operations	$88,201,668

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment loss	($217,984)	($26,031)
Net realized gain (loss)	31,451,626	(75,648,453)
Change in net unrealized appreciation (depreciation)	56,968,026	158,139,517

Increase in net assets resulting from operations	88,201,668	82,465,033

Distributions to shareholders
From net investment income
Class A	(383,932)	(257,002)
Class I	(68,377)	(99,277)
From net realized gain
Class A	—	(7,473,593)
Class B	—	(780,622)
Class C	—	(864,357)
Class I	—	(684,865)
Class R1	—	(25,241)

Total distributions	(452,309)	(10,184,957)

From Fund share transactions (Note 5)	(121,188,776)	(182,901,608)

Total decrease	(33,439,417)	(110,621,532)

Net assets
Beginning of period	612,702,051	723,323,583

End of period	$579,262,634	$612,702,051

Accumulated net investment loss	($708,656)	($38,363)

16	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial staterments

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04

Per share operating performance

Net asset value,
beginning of period	$23.89	$20.87	$28.80	$28.85	$28.44	$27.84	$25.72
Net investment
income (loss)[3]	0.01	0.02	0.03	0.03	—[4]	(0.04)	0.15
Net realized and unrealized
gain (loss) on investments	3.67	3.30	(7.96)	1.04	0.41	0.64	2.04
Total from
investment operations	3.68	3.32	(7.93)	1.07	0.41	0.60	2.19
Less distributions
From net
investment income	(0.02)	(0.01)	—	—	—	—	—
From net realized gain	—	(0.29)	—	(1.12)	—	—	(0.07)
Total distributions	(0.02)	(0.30)	—	(1.12)	—	—	(0.07)
Net asset value, end
of period	$27.55	$23.89	$20.87	$28.80	$28.85	$28.44	$27.84
Total return (%)[5]	15.40[6,7]	16.36[6]	(27.53)[6,7]	3.67[6]	1.44[6]	2.16[6]	8.51

Ratios and supplemental data

Net assets, end of period
(in millions)	$429	$480	$552	$1,022	$1,263	$1,271	$893
Ratios (as a percentage of
average net assets):
Expenses
before reductions	1.63[9]	1.81[8]	1.38[9]	1.32	1.32	1.33	1.32
Expenses net of
fee waivers	1.30[9]	1.34[8]	1.30[9]	1.27	1.28	1.28	1.32
Expenses net of fee
waivers and credits	1.30[9]	1.33[8]	1.30[9]	1.27	1.28	1.28	1.32
Net investment
income (loss)	0.05[9]	0.10	0.13[9]	0.10	—[10]	(0.14)	0.57
Portfolio turnover (%)	14	37[11]	58	27	34	28	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Less than $0.005 per share.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

10 Less than 0.005%.

11 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	17

CLASS B SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04

Per share operating performance

Net asset value, beginning
of period	$22.60	$19.90	$27.64	$27.94	$27.75	$27.36	$25.41
Net investment loss[3]	(0.09)	(0.13)	(0.13)	(0.18)	(0.20)	(0.24)	(0.05)
Net realized and unrealized
gain (loss) on investments	3.48	3.12	(7.61)	1.00	0.39	0.63	2.00
Total from
investment operations	3.39	2.99	(7.74)	0.82	0.19	0.39	1.95
Less distributions
From net realized gain	—	(0.29)	—	(1.12)	—	—	—
Total distributions	—	(0.29)	—	(1.12)	—	—	—
Net asset value, end
of period	$25.99	$22.60	$19.90	$27.64	$27.94	$27.75	$27.36
Total return (%)[4]	15.00[5,6]	15.47[5]	(28.00)[5,6]	2.90[5]	0.68[5]	1.43[5]	7.67

Ratios and supplemental data
Net assets, end of period
(in millions)	$48	$47	$56	$107	$151	$218	$208
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.38[8]	2.50[7]	2.13[8]	2.07	2.07	2.08	2.07
Expenses net of fee waivers	2.05[8]	2.08[7]	2.05[8]	2.02	2.03	2.03	2.07
Expenses net of fee waivers
and credits	2.05[8]	2.07[7]	2.05[8]	2.02	2.03	2.03	2.07
Net investment loss	(0.71)[8]	(0.65)	(0.63)[8]	(0.65)	(0.75)	(0.88)	(0.21)
Portfolio turnover (%)	14	37[9]	58	27	34	28	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

18	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS C SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04

Per share operating performance

Net asset value, beginning
of period	$22.61	$19.90	$27.64	$27.94	$27.75	$27.36	$25.41
Net investment loss[3]	(0.09)	(0.12)	(0.13)	(0.18)	(0.20)	(0.24)	(0.04)
Net realized and unrealized
gain (loss) on investments	3.47	3.12	(7.61)	1.00	0.39	0.63	1.99
Total from
investment operations	3.38	3.00	(7.74)	0.82	0.19	0.39	1.95
Less distributions
From net realized gain	—	(0.29)	—	(1.12)	—	—	—
Total distributions	—	(0.29)	—	(1.12)	—	—	—
Net asset value, end
of period	$25.99	$22.61	$19.90	$27.64	$27.94	$27.75	$27.36
Total return (%)[4]	14.95[5,6]	15.53[5]	(28.00)[5,6]	2.90[5]	0.68[5]	1.43[5]	7.67

Ratios and supplemental data

Net assets, end of period
(in millions)	$66	$60	$62	$114	$186	$284	$246
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.38[8]	2.51[7]	2.13[8]	2.07	2.07	2.08	2.07
Expenses net of fee waivers	2.05[8]	2.08[7]	2.05[8]	2.02	2.03	2.03	2.07
Expenses net of fee waivers
and credits	2.05[8]	2.07[7]	2.05[8]	2.02	2.03	2.03	2.07
Net investment loss	(0.71)[8]	(0.66)	(0.63)[8]	(0.65)	(0.75)	(0.88)	(0.17)
Portfolio turnover (%)	14	37[9]	58	27	34	28	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	19

CLASS I SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04

Per share operating performance

Net asset value, beginning
of period	$24.55	$21.37	$29.38	$29.28	$28.74	$28.00	$25.87
Net investment income[3]	0.06	0.13	0.13	0.16	0.12	0.08	0.25
Net realized and unrealized
gain (loss) on investments	3.79	3.38	(8.14)	1.06	0.42	0.66	2.06
Total from
investment operations	3.85	3.51	(8.01)	1.22	0.54	0.74	2.31
Less distributions
From net investment income	(0.07)	(0.04)	—	—	—	—	—
From net realized gain	—	(0.29)	—	(1.12)	—	—	(0.18)
Total distributions	(0.07)	(0.33)	—	(1.12)	—	—	(0.18)
Net asset value, end
of period	$28.33	$24.55	$21.37	$29.38	$29.28	$28.74	$28.00
Total return (%)[4]	15.68[5,6]	16.94[5]	(27.26)[5,6]	4.13[5]	1.88[5]	2.64[5]	8.94

Ratios and supplemental data
Net assets, end of period
(in millions)	$36	$26	$51	$7	$18	$13	$8
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.90[8]	0.96[7]	0.89[8]	0.88	0.87	0.90	0.90
Expenses net of fee waivers	0.85[8]	0.84[7]	0.85[8]	0.84	0.84	0.85	0.90
Expenses net of fee waivers
and credits	0.85[8]	0.84[7]	0.85[8]	0.84	0.84	0.85	0.90
Net investment income	0.48[8]	0.60	0.60[8]	0.54	0.43	0.30	0.94
Portfolio turnover (%)	14	37[9]	58	27	34	28	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a non-diversified series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted to Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | U.S. Global Leaders Growth Fund	21

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type.

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$89,966,754	$89,966,754	—	—
Consumer Staples	38,178,997	38,178,997	—	—
Energy	43,303,275	43,303,275	—	—
Financials	38,081,949	38,081,949	—	—
Health Care	103,654,806	103,654,806	—	—
Industrials	43,175,777	43,175,777	—	—
Information Technology	186,075,321	186,075,321	—	—
Materials	29,342,952	29,342,952	—	—
Short-Term Investments	80,457,963	78,657,969	$1,799,994	—

Total Investments in
Securities	$652,237,794	$650,437,800	$1,799,994	—

During the year ended May 31, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified

22	U.S. Global Leaders Growth Fund | Semiannual report

cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/ accretion of premiums/discounts on debt securities.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $83,156,141 available to offset future net realized capital gains as of October 31, 2009. The loss carryforward expires as follows: October 31, 2016 — $6,648,245 and October 31, 2017 — $76,507,896. Availability of a certain amount of the loss carryforward, which was acquired on April 8, 2005, in a merger with John Hancock Large Cap Growth Fund, may be limited in a given year.

Semiannual report | U.S. Global Leaders Growth Fund	23

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforwards and distributions in excess of net income.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net assets, (b) 0.70% of the next $3,000,000,000 and (c) 0.65% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Sustainable Growth Advisers, LP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Effective March 1, 2010, the Adviser has voluntarily agreed to reimburse certain fund expenses (excluding taxes, brokerage commissions, interest, litigation, extraordinary expenses, underlying fees, 12b-1 fees, transfer agent fees and class level expenses) that exceed 0.82% of the Fund’s average net assets. Prior to March 1, 2010, the contractual reimbursement limitation was 0.79% of the Fund’s average net assets.

In addition, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the

24	U.S. Global Leaders Growth Fund | Semiannual report

Fund’s total operating expenses at 1.30%, 2.05%, 2.05% and 0.85% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. These expense limitations shall remain in effect until February 28, 2011.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, the expense reductions or reimbursements related to these agreements were $785,669, $79,779, $104,354 and $7,745 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $121,348 for the six months ended April 30, 2010. Of this amount, $18,475 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $87,629 was paid as sales commissions to broker-dealers and $15,244 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $4,721 and $357 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

Semiannual report | U.S. Global Leaders Growth Fund	25

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six months ended April 30, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$601,595	$1,255,020
Class B	244,253	128,030
Class C	320,929	167,936
Class I	—	7,636
Total	$1,166,777	$1,558,622

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2010 and the year ended October 31, 2009 were as follows:

	Six months ended 4-30-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,427,109	$64,191,879	7,484,590	$150,891,265
Exchange from Class R1	—	—	40,569	951,060
Distributions reinvested	13,782	361,502	412,775	7,439,515
Repurchased	(6,956,182)	(183,535,017)	(14,316,832)	(289,714,804)

Net decrease	(4,515,291)	($118,981,636)	(6,378,898)	($130,432,964)

Class B shares

Sold	52,004	$1,302,047	149,442	$2,881,929
Distributions reinvested	—	—	42,641	730,442
Repurchased	(292,768)	(7,341,412)	(912,009)	(17,239,993)

Net decrease	(240,764)	($6,039,365)	(719,926)	($13,627,622)

Class C shares

Sold	137,985	$3,442,144	349,918	$6,754,191
Distributions reinvested	—	—	46,668	799,382
Repurchased	(236,485)	(5,899,374)	(871,358)	(16,303,393)

Net decrease	(98,500)	($2,457,230)	(474,772)	($8,749,820)

Class I shares

Sold	340,158	$9,532,821	1,258,824	$25,981,634
Distributions reinvested	580	15,615	33,432	615,478
Repurchased	(119,781)	(3,258,981)	(2,639,630)	(54,754,896)

Net increase (decrease)	220,957	$6,289,455	(1,347,374)	($28,157,784)

26	U.S. Global Leaders Growth Fund | Semiannual report

	Six months ended 4-30-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	—	—	27,811	$555,622
Exchanged for Class A	—	—	(41,407)	(951,060)
Distributions reinvested	—	—	1,429	25,241
Repurchased	—	—	(76,015)	(1,563,221)

Net increase (decrease)	—	—	(88,182)	($1,933,418)

Net decrease	(4,633,598)	($121,188,776)	(9,009,152)	($182,901,608)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $83,961,362 and $197,820.930, respectively, for the six months ended April 30, 2010.

Semiannual report | U.S. Global Leaders Growth Fund	27

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	Sustainable Growth Advisers, LP
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Chief Operating Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Thomas M. Kinzler	companies to affirm that, to the best of their
Secretary and Chief Legal Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	U.S. Global Leaders Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	260SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

MUTUAL FUNDS

John Hancock

Classic Value Fund

Semiannual Report

4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[4]	6-months	1-year	5-year	10-year	inception[4]

Class A1	42.15	–2.78	6.05	—	12.13	42.15	–13.13	80.01	—
Class B	43.49	–2.83	—	4.53	12.53	43.49	–13.38	—	39.19
Class C	47.40	–2.52	—	4.52	16.54	47.40	–11.98	—	39.11
Class I2	50.14	–1.39	—	5.73	18.17	50.14	–6.77	—	51.57
Class R1[2,3]	49.00	–2.13	6.33	—	17.73	49.00	–10.19	84.70	—
Class R3[2,3]	48.96	–2.11	6.31	—	17.69	48.96	–10.13	84.47	—
Class R4[2,3]	49.44	–1.81	6.64	—	17.97	49.44	–8.75	90.13	—
Class R5[2,3]	49.84	–1.53	6.95	—	18.09	49.84	–7.40	95.83	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2011 for Class A, Class B, Class C and Class I shares. The net expenses are as follows: Class A — 1.33%, Class B — 2.08%, Class C — 2.08% and Class I — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.52%, Class B — 2.27%, Class C — 2.27% and Class I — 0.95%. For the other classes, the net expenses equal the gross expenses and are as follows: Class R1 — 1.67%, Class R3 — 1.61%, Class R4 — 1.31% and Class R5 — 1.01%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

2 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

3 June 24, 1996 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1 shares is August 5, 2003 and the inception date for Class R3, Class R4 and Class R5 shares is May 22, 2009. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

4 From November 11, 2002.

6	Classic Value Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Classic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-11-02	$13,919	$13,919	$16,887

Class C2	11-11-02	13,911	13,911	16,887

Class I3	11-11-02	15,157	15,157	16,887

Class R1[3,4]	4-30-00	18,470	18,470	14,083

Class R3[3,4]	4-30-00	18,447	18,447	14,083

Class R4[3,4]	4-30-00	19,013	19,013	14,083

Class R5[3,4]	4-30-00	19,583	19,583	14,083

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of April 30, 2010. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

4 June 24, 1996 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1 shares is August 5, 2003 and the inception date for Class R3, Class R4 and Class R5 shares is May 22, 2009. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

Semiannual report | Classic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during
	on 11-1-09	on 4-30-10	period ended 4-30-10[1]

Class A	$1,000.00	$1,179.90	$7.19

Class B	1,000.00	1,175.30	11.22

Class C	1,000.00	1,175.40	11.22

Class I	1,000.00	1,181.70	5.08

Class R1	1,000.00	1,177.30	9.45

Class R3	1,000.00	1,176.90	9.34

Class R4	1,000.00	1,179.70	7.73

Class R5	1,000.00	1,180.90	6.11

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-09	on 4-30-10	period ended 4-30-10[1]

Class A	$1,000.00	$1,018.20	$6.66

Class B	1,000.00	1,014.50	10.39

Class C	1,000.00	1,014.50	10.39

Class I	1,000.00	1,020.10	4.71

Class R1	1,000.00	1,016.10	8.75

Class R3	1,000.00	1,016.20	8.65

Class R4	1,000.00	1,017.70	7.15

Class R5	1,000.00	1,019.20	5.66

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.33%, 2.08%, 2.08%, 0.94%, 1.75%, 1.73%, 1.43% and 1.13% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Classic Value Fund	9

Portfolio summary

Top 10 Holdings[1]

L–3 Communications Holdings, Inc.	4.9%	J.C. Penney Company, Inc.	3.1%

Tyco Electronics, Ltd.	4.1%	Torchmark Corp.	3.0%

Exxon Mobil Corp.	3.9%	CA, Inc.	2.8%

Omnicom Group, Inc.	3.8%	UBS AG	2.8%

The Allstate Corp.	3.4%	Axis Capital Holdings, Ltd.	2.5%

Sector Composition[2,3]

Financials	33%	Health Care	7%

Information Technology	14%	Utilities	4%

Consumer Discretionary	13%	Consumer Staples	4%

Industrials	11%	Materials	2%

Energy	9%	Short-Term Investments & Other	3%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Classic Value Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value
Common Stocks 97.22%	$2,585,095,664

(Cost $2,380,975,067)

Consumer Discretionary 12.48%		331,839,046

Auto Components 2.09%

Magna International, Inc. Class A (I) (L)	844,815	55,470,548

Household Durables 1.36%

Fortune Brands, Inc.	687,717	36,050,125

Media 3.78%

Omnicom Group, Inc.	2,358,875	100,629,608

Multiline Retail 3.12%

J.C. Penney Company, Inc. (L)	2,846,220	83,024,237

Specialty Retail 2.13%

Lowe’s Companies, Inc.	2,089,400	56,664,528

Consumer Staples 3.70%		98,494,230

Food Products 1.77%

Kraft Foods, Inc., Class A	1,593,675	47,172,780

Personal Products 1.93%

Avon Products, Inc.	1,587,425	51,321,450

Energy 9.33%		248,047,159

Oil, Gas & Consumable Fuels 9.33%

Apache Corp.	465,000	47,318,400

BP PLC, SADR (L)	1,030,050	53,717,108

Exxon Mobil Corp.	1,530,400	103,837,640

Valero Energy Corp.	2,076,672	43,174,011

Financials 32.66%		868,512,765

Capital Markets 6.86%

Morgan Stanley	1,751,950	52,943,929

State Street Corp.	1,247,000	54,244,500

UBS AG (I)	4,871,429	75,117,435

Commercial Banks 4.05%

Comerica, Inc.	1,279,318	53,731,356

PNC Financial Services Group, Inc.	803,328	53,991,675

Consumer Finance 1.63%

Capital One Financial Corp.	996,226	43,246,171

See notes to financial statements	Semiannual report | Classic Value Fund	11

	Shares	Value
Diversified Financial Services 6.43%

Bank of America Corp.	3,058,675	$54,536,175

Citigroup, Inc. (I)	14,894,602	65,089,411

JPMorgan Chase & Company	1,207,825	51,429,189

Insurance 13.69%

Axis Capital Holdings, Ltd.	2,169,843	67,634,006

Fidelity National Financial, Inc., Class A	2,580,649	39,174,252

Hartford Financial Services Group, Inc.	1,042,325	29,779,225

The Allstate Corp.	2,782,850	90,915,710

Torchmark Corp.	1,483,175	79,409,190

Willis Group Holdings PLC	1,662,425	57,270,541

Health Care 6.84%		$181,934,176

Health Care Equipment & Supplies 2.19%

Zimmer Holdings, Inc. (I)	955,282	58,186,227

Health Care Providers & Services 3.20%

Aetna, Inc.	2,076,201	61,351,740

Cardinal Health, Inc.	687,100	23,835,499

Pharmaceuticals 1.45%

Johnson & Johnson	599,700	38,560,710

Industrials 11.48%		305,259,539

Aerospace & Defense 9.47%

L-3 Communications Holdings, Inc.	1,402,873	131,266,827

Northrop Grumman Corp.	800,275	54,282,653

The Boeing Company	915,625	66,318,719

Electrical Equipment 2.01%

Cooper Industries PLC	1,087,400	53,391,340

Information Technology 13.76%		365,825,886

Communications Equipment 2.75%

Alcatel-Lucent, SADR (I) (L)	16,736,946	53,056,119

Motorola, Inc. (I)	2,834,506	20,039,957

Computers & Peripherals 2.00%

Dell, Inc. (I)	3,284,310	53,140,136

Electronic Equipment, Instruments & Components 4.13%

Tyco Electronics, Ltd.	3,420,297	109,859,940

Software 4.88%

CA, Inc.	3,312,255	75,552,537

Microsoft Corp.	1,773,975	54,177,197

Materials 2.46%		65,387,529

Chemicals 2.46%

The Sherwin-Williams Company	837,550	65,387,529

Utilities 4.51%		119,795,334

Electric Utilities 2.14%

Edison International	1,655,700	56,906,409

Multi-Utilities 2.37%

Sempra Energy	1,278,750	62,888,925

12	Classic Value Fund | Semiannual report	See notes to financial statements

		Par value	Value
Short-Term Investments 3.95%			$104,940,655

(Cost $104,901,819)

Repurchase Agreement 1.37%			36,287,000
Repurchase Agreement with State Street Corp. dated 04-30-10 at
0.01% to be repurchased at $36,287,030 on 05-03-10, collateralized by $36,970,000 Federal National Mortgage Association, 2.00% due
04-15-13 (valued at $37,016,213, including interest).		$36,287,000	36,287,000

		Shares	Value
Securities Lending Collateral 2.58%			68,653,655
John Hancock Collateral Investment Trust (W)	0.2377% (Y)	6,859,809	68,653,655

Total investments (Cost $2,485,876,886)† 101.17%		$2,690,036,319

Other assets and liabilities, net (1.17%)			($31,067,820)

Total net assets 100.00%		$2,658,968,499

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of April 30, 2010.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $2,609,022,473. Net unrealized appreciation aggregated $81,013,846, of which $439,858,586 related to appreciated investment securities and $358,844,740 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on April 30, 2010:

United States	79%
Switzerland	7%
United Kingdom	4%
Bermuda	3%
Canada	2%
France	2%
Short-Term Investments & Other	3%

See notes to financial statements	Semiannual report | Classic Value Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,417,262,067)
including $65,408,393 of securities loaned (Note 2)	$2,621,382,664
Investments in affiliated issuers, at value (Cost $68,614,819) (Note 2)	68,653,655

Total investments, at value (Cost $2,485,876,886)	2,690,036,319
Cash	302
Receivable for investments sold	48,034,435
Receivable for fund shares sold	6,343,658
Dividends and interest receivable	918,959
Receivable for securities lending income	6,037
Other assets	277,051

Total assets	2,745,616,761

Liabilities

Payable for investments purchased	11,268,882
Payable for fund shares repurchased	3,476,400
Payable upon return of securities loaned (Note 2)	68,616,275
Payable to affiliates
Accounting and legal services fees	61,903
Transfer agent fees	915,487
Distribution and service fees	527,026
Management fees	1,365,441
Trustees’ fees	89,117
Other liabilities and accrued expenses	327,731

Total liabilities	86,648,262

Net assets

Capital paid-in	$4,926,689,663
Undistributed net investment income	1,075,040
Accumulated net realized loss on investments and investments	(2,472,955,637)
Net unrealized appreciation (depreciation) on investments	204,159,433

Net assets	$2,658,968,499

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,741,269,506 ÷ 108,051,429 shares)	$16.12
Class B ($67,982,061 ÷ 4,255,010 shares)[1]	$15.98
Class C ($158,125,802 ÷ 9,900,519 shares)[1]	$15.97
Class I ($683,746,637 ÷ 42,368,771 shares)	$16.14
Class R1 ($7,736,894 ÷ 479,385 shares)	$16.14
Class R3 ($35,854 ÷ 2,224 shares)	$16.12
Class R4 ($35,866 ÷ 2,224 shares)	$16.13
Class R5 ($35,879 ÷ 2,224 shares)	$16.13

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.97

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Classic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$22,445,772
Securities lending	58,622
Interest	1,772

Total investment income	22,506,166

Expenses

Investment management fees (Note 4)	9,822,200
Distribution and service fees (Note 4)	3,152,471
Accounting and legal services fees (Note 4)	268,133
Transfer agent fees (Note 4)	3,384,500
Trustees’ fees (Note 4)	116,275
State registration fees	42,325
Printing and postage fees	395,823
Professional fees	79,692
Custodian fees	137,217
Registration and filing fees	9,416
Other	21,018

Total expenses	17,429,070
Less expense reductions (Note 4)	(1,321,390)

Net expenses	16,107,680

Net investment income	6,398,486

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	48,521,718
Investments in affiliated issuers	(16,594)
48,505,124
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	363,996,762
Investments in affiliated issuers	(3,772)
363,992,990
Net realized and unrealized gain	412,498,114

Increase in net assets from operations	$418,896,600

See notes to financial statements	Semiannual report | Classic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month period	Year
	ended 4-30-10	ended
	(unaudited)	10-31-09
Increase (decrease) in net assets

From operations
Net investment income	$6,398,486	$28,211,011
Net realized gain (loss)	48,505,124	(1,600,352,614)
Change in net unrealized appreciation (depreciation)	363,992,990	1,892,014,641

Increase in net assets resulting from operations	418,896,600	319,873,038

Distributions to shareholders
From net investment income
Class A	(12,617,763)	(45,687,712)
Class B	(117,216)	(1,309,985)
Class C	(273,577)	(3,202,476)
Class I	(7,116,016)	(21,338,991)
Class R1	(32,321)	(204,445)
Class R3	(148)	—
Class R4	(228)	—
Class R5	(308)	—
From net realized gain
Class A	—	(56,776,173)
Class B	—	(2,641,688)
Class C	—	(6,458,047)
Class I	—	(22,392,723)
Class R1	—	(311,427)

Total distributions	(20,157,577)	(160,323,667)

From Fund share transactions (Note 5)	(147,332,913)	(417,301,057)

Total increase (decrease)	251,406,110	(257,751,686)

Net assets

Beginning of period	2,407,562,389	2,665,314,075

End of period	$2,658,968,499	$2,407,562,389

Undistributed net investment income	$1,075,040	$14,834,131

16	Classic Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04
Per share operating performance

Net asset value, beginning
of period	$13.77	$12.38	$21.53	$27.67	$24.64	$23.01	$20.27
Net investment income[3]	0.04	0.14	0.25	0.34	0.23	0.15	0.17
Net realized and unrealized
gain (loss) on investments	2.42	2.02	(9.40)	(4.24)	3.84	1.88	2.73
Total from
investment operations	2.46	2.16	(9.15)	(3.90)	4.07	2.03	2.90
Less distributions
From net investment income	(0.11)	(0.34)	—	(0.41)	(0.19)	(0.10)	(0.09)
From net realized gain	—	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)
Total distributions	(0.11)	(0.77)	—	(2.24)	(1.04)	(0.40)	(0.16)
Net asset value, end
of period	$16.12	$13.77	$12.38	$21.53	$27.67	$24.64	$23.01
Total return (%)[4]	17.99[5,6]	19.84[5]	(42.50)[5,6]	(14.20)	16.54	8.81[5]	14.28[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,741	$1,544	$1,711	$4,000	$5,987	$3,017	$1,223
Ratios (as a percentage of
average net assets):
Expenses
before reductions	1.47[7]	1.60	1.38[7]	1.28	1.30	1.36	1.40
Expenses net of
fee waivers	1.33[7]	1.33	1.32[7,8]	1.28	1.30	1.32	1.30
Expenses net of fee
waivers and credits	1.33[7]	1.33	1.32[7,8]	1.28	1.30	1.32	1.30
Net investment income	0.48[7]	1.27	1.61[7]	1.22	0.89	0.65	0.81
Portfolio turnover (%)	26	47[9]	30	35	20	27	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes 0.01% related to interest expense.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Classic Value Fund	17

CLASS B SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04
Per share operating performance

Net asset value, beginning
of period	$13.62	$12.19	$21.34	$27.40	$24.42	$22.89	$20.24
Net investment
income (loss)[3]	(0.02)	0.06	0.13	0.13	0.04	(0.03)	0.01
Net realized and unrealized
gain (loss) on investments	2.40	2.01	(9.28)	(4.16)	3.79	1.86	2.71
Total from
investment operations	2.38	2.07	(9.15)	(4.03)	3.83	1.83	2.72
Less distributions
From net investment income	(0.02)	(0.21)	—	(0.20)	—	—	—
From net realized gain	—	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)
Total distributions	(0.02)	(0.64)	—	(2.03)	(0.85)	(0.30)	(0.07)
Net asset value, end
of period	$15.98	$13.62	$12.19	$21.34	$27.40	$24.42	$22.89
Total return (%)[4]	17.53[5,6]	18.94[5]	(42.88)[5,6]	(14.80)	15.68	7.99[5]	13.44[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$68	$66	$79	$208	$332	$296	$200
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.23[7]	2.35	2.13[7]	2.03	2.01	2.11	2.15
Expenses net of
fee waivers	2.08[7]	2.08	2.07[7,8]	2.03	2.01	2.07	2.05
Expenses net of fee
waivers and credits	2.08[7]	2.08	2.06[7,8]	2.03	2.01	2.07	2.05
Net investment
income (loss)	(0.26)[7]	0.54	0.86[7]	0.46	0.17	(0.11)	0.03
Portfolio turnover (%)	26	47[9]	30	35	20	27	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes 0.01% related to interest expense.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

18	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS C SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04
Per share operating performance

Net asset value, beginning
of period	$13.61	$12.18	$21.33	$27.39	$24.42	$22.89	$20.24
Net investment
income (loss)[3]	(0.02)	0.06	0.13	0.13	0.03	(0.02)	0.01
Net realized and unrealized
gain (loss) on investments	2.40	2.01	(9.28)	(4.16)	3.79	1.85	2.71
Total from
investment operations	2.38	2.07	(9.15)	(4.03)	3.82	1.83	2.72
Less distributions
From net investment income	(0.02)	(0.21)	—	(0.20)	—	—	—
From net realized gain	—	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)
Total distributions	(0.02)	(0.64)	—	(2.03)	(0.85)	(0.30)	(0.07)
Net asset value, end
of period	$15.97	$13.61	$12.18	$21.33	$27.39	$24.42	$22.89
Total return (%)[4]	17.54[5,6]	18.95[5]	(42.90)[5,6]	(14.80)	15.64	7.99[5]	13.44[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$158	$155	$202	$612	$1,132	$832	$423
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.24[7]	2.34	2.13[7]	2.03	2.05	2.11	2.15
Expenses net of
fee waivers	2.08[7]	2.08	2.07[7,8]	2.03	2.05	2.07	2.05
Expenses net of fee
waivers and credits	2.08[7]	2.08	2.07[7,8]	2.03	2.05	2.07	2.05
Net investment
income (loss)	(0.27)[7]	0.57	0.85[7]	0.46	0.13	(0.10)	0.04
Portfolio turnover (%)	26	47[9]	30	35	20	27	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes 0.01% related to interest expense.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Classic Value Fund	19

CLASS I SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04
Per share operating performance

Net asset value, beginning
of period	$13.81	$12.44	$21.57	$27.73	$24.69	$23.05	$20.30
Net investment income[3]	0.06	0.19	0.30	0.45	0.34	0.26	0.27
Net realized and unrealized
gain (loss) on investments	2.43	2.02	(9.43)	(4.26)	3.86	1.88	2.73
Total from
investment operations	2.49	2.21	(9.13)	(3.81)	4.20	2.14	3.00
Less distributions
From net investment income	(0.16)	(0.41)	—	(0.52)	(0.31)	(0.20)	(0.18)
From net realized gain	—	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)
Total distributions	(0.16)	(0.84)	—	(2.35)	(1.16)	(0.50)	(0.25)
Net asset value, end
of period	$16.14	$13.81	$12.44	$21.57	$27.73	$24.69	$23.05
Total return (%)[4]	18.17[5]	20.32[6]	(42.33)[5,6]	(13.86)[6]	17.01[6]	9.28[6]	14.77[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$684	$636	$664	$1,155	$1,567	$665	$206
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.94[7]	1.03	0.96[7]	0.92	0.94	0.98	1.01
Expenses net of fee waivers	0.94[7]	0.95	0.94[7,8]	0.88	0.89	0.89	0.86
Expenses net of fee waivers
and credits	0.94[7]	0.95	0.94[7,8]	0.88	0.89	0.89	0.86
Net investment income	0.87[7]	1.65	1.99[7]	1.61	1.30	1.09	1.25
Portfolio turnover (%)	26	47[9]	30	35	20	27	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes 0.01% related to interest expense.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS R1 SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04
Per share operating performance

Net asset value, beginning
of period	$13.77	$12.35	$21.55	$27.67	$24.63	$23.02	$20.27
Net investment income[3]	—[4]	0.11	0.19	0.23	0.13	0.08	0.07
Net realized and unrealized
gain (loss) on investments	2.43	2.02	(9.39)	(4.21)	3.85	1.86	2.75
Total from
investment operations	2.43	2.13	(9.20)	(3.98)	3.98	1.94	2.82
Less distributions
From net investment income	(0.06)	(0.28)	—	(0.31)	(0.09)	(0.03)	—
From net realized gain	—	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)
Total distributions	(0.06)	(0.71)	—	(2.14)	(0.94)	(0.33)	(0.07)
Net asset value, end
of period	$16.14	$13.77	$12.35	$21.55	$27.67	$24.63	$23.02
Total return (%)[5]	17.73[6]	19.40[7]	(42.69)[6,7]	(14.49)	16.15	8.44[7]	13.91[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$7	$9	$22	$29	$12	$2
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.75[8]	1.75	1.68[8]	1.64	1.68	1.69	1.82
Expenses net of fee waivers	1.75[8]	1.67	1.66[8,9]	1.64	1.68	1.65	1.72
Expenses net of fee waivers
and credits	1.75[8]	1.67	1.66[8,9]	1.64	1.68	1.65	1.72
Net investment income	0.06[8]	1.01	1.26[8]	0.85	0.51	0.34	0.35
Portfolio turnover (%)	26	47[10]	30	35	20	27	16

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Less than $0.005 per share.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Includes 0.01% related to interest expense.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Classic Value Fund	21

CLASS R3 SHARES Period ended	4-30-10[1]	10-31-09[2]
Per share operating performance

Net asset value, beginning of period	$13.76	$11.24
Net investment income[3]	0.01	(—)[4]
Net realized and unrealized gain on investments	2.42	2.52
Total from investment operations	2.43	2.52
Less distributions
From net investment income	(0.07)	—
Net asset value, end of period	$16.12	$13.76
Total return (%)[5,6,7]	17.69	22.42

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.43[9]	3.33[9]
Expenses net of fee waivers	1.73[9]	1.73[9]
Expenses net of fee waivers and credits	1.73[9]	1.73[9]
Net investment income (loss)	0.07[9]	(0.04)[9]
Portfolio turnover (%)	26	47[10]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 5-22-09 (inception date) to 10-31-09.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment (if applicable).

8 Less than $500,000.

9 Annualized.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R4 SHARES Period ended	4-30-10[1]	10-31-09[2]
Per share operating performance

Net asset value, beginning of period	$13.77	$11.24
Net investment income[3]	0.03	0.02
Net realized and unrealized gain on investments	2.43	2.51
Total from investment operations	2.46	2.53
Less distributions
From net investment income	(0.10)	—
Net asset value, end of period	$16.13	$13.77
Total return (%)[4,5,6]	17.97	22.51

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.18[8]	3.08[8]
Expenses net of fee waivers	1.43[8]	1.43[8]
Expenses net of fee waivers and credits	1.43[8]	1.43[8]
Net investment loss	0.37[8]	0.26[8]
Portfolio turnover (%)	26	47[9]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 5-22-09 (inception date) to 10-31-09.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Assumes dividend reinvestment (if applicable).

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

22	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS R5 SHARES Period ended	4-30-10[1]	10-31-09[2]
Per share operating performance

Net asset value, beginning of period	$13.79	$11.24
Net investment income[3]	0.05	0.03
Net realized and unrealized gain on investments	2.43	2.52
Total from investment operations	2.48	2.55
Less distributions
From net investment income	(0.14)	—
Net asset value, end of period	$16.13	$13.79
Total return (%)[4,5,6]	18.09	22.69

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.93[8]	2.84[8]
Expenses net of fee waivers	1.13[8]	1.13[8]
Expenses net of fee waivers and credits	1.13[8]	1.13[8]
Net investment income	0.67[8]	0.56[8]
Portfolio turnover (%)	26	47[9]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 5-22-09 (inception date) to 10-31-09.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Assumes dividend reinvestment (if applicable).

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Classic Value Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Classic Value Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R3, Class R4 and Class R5 on April 30, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	Classic Value Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Common Stock
Consumer Discretionary	$331,839,046	$331,839,046	—	—
Consumer Staples	98,494,230	98,494,230	—	—
Energy	248,047,159	248,047,159	—	—
Financials	868,512,765	868,512,765	—	—
Health Care	181,934,176	181,934,176	—	—
Industrials	305,259,539	305,259,539	—	—
Information Technology	365,825,886	365,825,886	—	—
Materials	65,387,529	65,387,529	—	—
Utilities	119,795,334	119,795,334	—	—
Short-Term Investments	104,940,655	68,653,655	$36,287,000	—

Total investments in
securities	$2,690,036,319	$2,653,749,319	$36,287,000	—

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income

Semiannual report | Classic Value Fund	25

is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

26	Classic Value Fund | Semiannual report

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $2,398,315,174 available to offset future net realized capital gains. The loss carryforward expires as follows: October 31, 2016 — $919,103,512 and October 31, 2017 — $1,479,211,662.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $2,500,000,000 of the Fund’s average daily net assets; and (c) 0.77% of the Fund’s

Semiannual report | Classic Value Fund	27

average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.79% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.33% for Class A, 2.08% for Class B, 2.08% for Class C, 0.94% for Class I, 1.83% for Class R1, 1.73% for Class R3, 1.43% for Class R4 and 1.13% for Class R5 shares, respectively. The fee waivers and/or reimbursements will continue in effect until February 28, 2011.

Prior to March 1, 2010, the Adviser had contractually agreed to waive and/or reimburse certain Fund level expenses to 0.89% of the Fund’s average annual net assets which are allocated pro rata to all share classes of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation, underlying fees, distribution and service, transfer agent and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Accordingly, these expense reductions amounted to $1,147,987 $50,552, $121,987, $280, $288 and $296 for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to the Accounting and Legal Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $226,061 for the six months ended April 30, 2010. Of this amount, $18,188 was retained and used for printing prospectuses, advertising, sales literature and other

28	Classic Value Fund | Semiannual report

purposes, $200,809 was paid as sales commissions to broker-dealers and $7,064 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $69,940 and $8,263 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six-month period ended April 30, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$2,017,250	$2,794,539
Class B	333,768	118,856
Class C	775,497	280,784
Class I	—	183,223
Class R1	25,833	6,075
Class R3	82	341
Class R4	41	341
Class R5	—	341
Total	$3,152,471	$3,384,500

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Semiannual report | Classic Value Fund	29

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	Six-month period ended 4-30-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	16,532,775	$244,893,008	64,244,105	$675,569,080
Distributions reinvested	789,318	11,429,329	9,597,407	95,494,199
Repurchased	(21,386,622)	(318,945,357)	(99,968,004)	(1,054,827,727)
Net decrease	(4,064,529)	($62,623,020)	(26,126,492)	($283,764,448)

Class B shares

Sold	86,734	$1,290,759	278,350	$3,003,361
Distributions reinvested	6,593	94,874	360,741	3,571,341
Repurchased	(656,984)	(9,770,288)	(2,275,678)	(24,206,832)
Net decrease	(563,657)	($8,384,655)	(1,636,587)	($17,632,130)

Class C shares

Sold	310,002	$4,679,220	815,610	$8,901,911
Distributions reinvested	13,992	201,341	891,227	8,823,144
Repurchased	(1,786,079)	(26,266,527)	(6,922,753)	(72,980,639)
Net decrease	(1,462,085)	($21,385,966)	(5,215,916)	($55,255,584)

Class I shares

Sold	6,927,175	$104,185,689	22,453,826	$256,300,737
Distributions reinvested	356,767	5,165,988	4,193,379	41,682,192
Repurchased	(11,019,267)	(163,876,998)	(33,926,581)	(356,360,821)
Net decrease	(3,735,325)	($54,525,321)	(7,279,376)	($58,377,892)

Class R1 shares

Sold	63,192	$949,045	251,608	$2,691,375
Distributions reinvested	1,778	25,815	51,536	514,327
Repurchased	(92,360)	(1,388,811)	(536,255)	(5,551,705)
Net decrease	(27,390)	($413,951)	(233,111)	($2,346,003)

Class R3 shares

Sold	—	—	2,224	$25,000
Net increase	—	—	2,224	$25,000

Class R4 shares

Sold	—	—	2,224	$25,000
Net increase	—	—	2,224	$25,000

Class R5 shares

Sold	—	—	2,224	$25,000
Net increase	—	—	2,224	$25,000

Net decrease	(9,852,986)	($147,332,913)	(40,484,810)	($417,301,057)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $637,030,226 and $854,795,360, respectively, for the six months ended April 30, 2010.

30	Classic Value Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	Pzena Investment Management, LLC
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis V. Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Classic Value Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.	380SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

By: /s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010